MONARCH AMBASSADOR INCOME INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.7%
	COMMODITY - 13.0%
245,414	iShares Gold Trust(a)	$ 19,488,326

	FIXED INCOME - 86.7%
672,469	Invesco Taxable Municipal Bond ETF	18,432,375
88,893	iShares 1-3 Year Treasury Bond ETF	7,385,230
204,976	iShares 20+ Year Treasury Bond ETF	18,490,885
304,584	iShares 7-10 Year Treasury Bond ETF	29,696,939
183,547	iShares Core U.S. Aggregate Bond ETF	18,505,209
132,687	iShares iBoxx $ Investment Grade Corporate Bond ETF	14,842,368
193,041	iShares MBS ETF	18,487,537
121,926	SPDR Portfolio Short Term Corporate Bond ETF	3,694,358
		129,534,901

	TOTAL EXCHANGE-TRADED FUNDS (Cost $141,203,289)	149,023,227

	TOTAL INVESTMENTS - 99.7% (Cost $141,203,289)	$ 149,023,227
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	518,224
	NET ASSETS - 100.0%	$ 149,541,451

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.

MONARCH BLUE CHIPS CORE INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8%
	AEROSPACE & DEFENSE - 4.5%
20,391	General Electric Company	$ 6,085,694

	BIOTECH & PHARMA - 11.1%
19,504	Amgen, Inc.	6,737,852
7,658	Eli Lilly & Company	8,235,949
		14,973,801
	DIVERSIFIED INDUSTRIALS - 4.2%
42,497	Emerson Electric Company	5,668,250

	E-COMMERCE DISCRETIONARY - 4.3%
24,504	Amazon.com, Inc.(a)	5,714,823

	INFRASTRUCTURE REIT - 3.7%
27,520	American Tower Corporation	4,988,550

	INTERNET MEDIA & SERVICES - 11.1%
1,012	Booking Holdings, Inc.	4,973,666
7,602	Meta Platforms, Inc., Class A	4,925,716
46,500	Netflix, Inc.(a)	5,002,470
		14,901,852
	LEISURE FACILITIES & SERVICES - 4.1%
17,900	McDonald's Corporation	5,581,578

	MEDICAL EQUIPMENT & DEVICES - 4.6%
27,260	Danaher Corporation	6,182,023

	RETAIL - CONSUMER STAPLES - 4.1%
5,952	Costco Wholesale Corporation	5,437,688

	RETAIL REIT - 4.3%
31,053	Simon Property Group, Inc.	5,785,795

	SEMICONDUCTORS - 7.7%
32,206	NVIDIA Corporation	5,700,462

MONARCH BLUE CHIPS CORE INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SEMICONDUCTORS - 7.7% (Continued)
27,710	Texas Instruments, Inc.	$ 4,662,762
		10,363,224
	SOFTWARE - 15.2%
15,739	Adobe, Inc.(a)	5,038,526
11,075	Microsoft Corporation	5,449,011
24,815	Oracle Corporation	5,011,389
21,902	Salesforce, Inc.	5,049,287
		20,548,213
	TECHNOLOGY SERVICES - 17.0%
21,587	Accenture PLC, Class A	5,396,750
23,047	International Business Machines Corporation	7,111,843
9,425	Mastercard, Inc., Class A	5,188,745
15,952	Visa, Inc., Class A	5,334,987
		23,032,325
	TOBACCO & CANNABIS - 3.9%
33,567	Philip Morris International, Inc.	5,286,131

	TOTAL COMMON STOCKS (Cost $140,654,193)	134,549,947

	TOTAL INVESTMENTS - 99.8% (Cost $140,654,193)	$ 134,549,947
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	301,462
	NET ASSETS - 100.0%	$ 134,851,409

PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

MONARCH DIVIDEND PLUS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7%
	ASSET MANAGEMENT - 3.3%
3,953	Ameriprise Financial, Inc.	$ 1,801,540

	BIOTECH & PHARMA - 4.1%
21,139	Merck & Company, Inc.	2,216,001

	CABLE & SATELLITE - 3.3%
66,686	Comcast Corporation, Class A	1,779,849

	COMMERCIAL SUPPORT SERVICES - 2.9%
36,742	H&R Block, Inc.	1,547,573

	CONSTRUCTION MATERIALS - 3.7%
17,504	Owens Corning	1,982,153

	CONTAINERS & PACKAGING - 3.3%
111,007	Graphic Packaging Holding Company	1,796,093

	FOOD - 3.4%
38,905	General Mills, Inc.	1,842,152

	HEALTH CARE FACILITIES & SERVICES - 10.5%
6,893	Cigna Group (The)	1,911,291
5,740	Elevance Health, Inc.	1,941,613
5,626	UnitedHealth Group, Inc.	1,855,286
		5,708,190
	HOME CONSTRUCTION - 3.5%
13,634	Toll Brothers, Inc.	1,906,442

	INSURANCE - 3.3%
5,594	Willis Towers Watson PLC	1,795,674

	OIL & GAS PRODUCERS - 7.1%
12,696	Diamondback Energy, Inc.	1,937,282

MONARCH DIVIDEND PLUS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	OIL & GAS PRODUCERS - 7.1% (Continued)
46,935	Ovintiv, Inc.	$ 1,922,458
		3,859,740
	PUBLISHING & BROADCASTING - 3.4%
9,567	Nexstar Media Group, Inc.	1,838,204

	RETAIL - CONSUMER STAPLES - 7.1%
18,382	Dollar General Corporation	2,012,645
19,990	Target Corporation	1,811,494
		3,824,139
	RETAIL - DISCRETIONARY - 3.5%
14,400	Genuine Parts Company	1,877,760

	SEMICONDUCTORS - 3.3%
10,673	QUALCOMM, Inc.	1,794,025

	SOFTWARE - 3.4%
21,648	SS&C Technologies Holdings, Inc.	1,860,429

	SPECIALTY FINANCE - 3.6%
24,920	Synchrony Financial	1,927,811

	TECHNOLOGY SERVICES - 16.5%
21,567	Amdocs Ltd.	1,649,444
20,856	Booz Allen Hamilton Holding Corporation	1,740,642
24,916	Cognizant Technology Solutions Corporation, Class A	1,936,222
40,995	Genpact Ltd.	1,806,240
42,793	KBR, Inc.	1,763,927
		8,896,475
	TRANSPORTATION & LOGISTICS - 3.5%
6,959	FedEx Corporation	1,918,457

	TRANSPORTATION EQUIPMENT - 3.6%
22,256	Allison Transmission Holdings, Inc.	1,973,217

MONARCH DIVIDEND PLUS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
COMMON STOCKS — 99.7% (Continued)
WHOLESALE - CONSUMER STAPLES - 3.4%
19,255	Bunge Global S.A.	$ 1,849,828

TOTAL COMMON STOCKS (Cost $54,423,184)		53,995,752

TOTAL INVESTMENTS - 99.7% (Cost $54,423,184)		$ 53,995,752
OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%		161,737
NET ASSETS - 100.0%		$ 54,157,489

Ltd. - Limited.
PLC - Public Limited Company
S.A. - Société Anonyme

MONARCH VOLUME FACTOR DIVIDEND TREE INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.4%
	AEROSPACE & DEFENSE - 5.8%
6,303	General Dynamics Corporation	$ 2,153,294
8,139	Huntington Ingalls Industries, Inc.	2,552,553
		4,705,847
	APPAREL & TEXTILE PRODUCTS - 3.3%
64,954	Steven Madden Ltd.	2,713,778

	ASSET MANAGEMENT - 12.0%
13,186	Ares Management Corporation, Class A	2,068,224
20,612	Charles Schwab Corp. (The)	1,911,351
76,115	Invesco Ltd.	1,861,012
10,967	Raymond James Financial, Inc.	1,716,774
18,317	Stifel Financial Corporation	2,234,674
		9,792,035
	ELECTRICAL EQUIPMENT - 2.2%
10,628	Allegion PLC	1,764,567

	ENGINEERING & CONSTRUCTION - 1.7%
13,466	AECOM	1,388,749

	INDUSTRIAL INTERMEDIATE PROD - 4.7%
23,903	Timken Company (The)	1,945,466
4,551	Valmont Industries, Inc.	1,879,426
		3,824,892
	INSTITUTIONAL FINANCIAL SERVICES - 4.7%
6,343	Evercore, Inc., Class A	2,030,204
35,630	Lazard, Inc.	1,799,315
		3,829,519
	INSURANCE - 2.3%
19,052	Jackson Financial, Inc.	1,867,287

	LEISURE FACILITIES & SERVICES - 2.0%
104,628	BRIGHTSTAR LOTTERY PLC	1,636,382

MONARCH VOLUME FACTOR DIVIDEND TREE INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	LEISURE PRODUCTS - 4.9%
34,051	Polaris, Inc.	$ 2,259,624
16,269	Thor Industries, Inc.	1,718,332
		3,977,956
	MACHINERY - 7.4%
33,193	Flowserve Corporation	2,368,320
6,475	Watts Water Technologies, Inc., Class A	1,786,323
39,395	Zurn Elkay Water Solutions Corporation	1,879,142
		6,033,785
	OIL & GAS PRODUCERS - 12.1%
93,680	APA Corporation	2,339,190
40,398	California Resources Corporation	1,930,216
36,456	HF Sinaclair Corporation	1,928,887
74,096	Magnolia Oil & Gas Corporation, Class A	1,714,581
61,115	Murphy Oil Corporation	1,959,958
		9,872,832
	RETAIL - CONSUMER STAPLES - 2.7%
17,700	PriceSmart, Inc.	2,178,870

	RETAIL - DISCRETIONARY - 7.7%
33,684	Academy Sports & Outdoors, Inc.	1,625,253
102,626	Macy's, Inc.	2,294,717
23,078	Signet Jewelers Ltd.	2,311,493
		6,231,463
	SEMICONDUCTORS - 5.5%
68,667	Amkor Technology, Inc.	2,498,792
44,776	Kulicke & Soffa Industries, Inc.	2,019,845
		4,518,637
	SOFTWARE - 2.9%
55,435	Sapiens International Corp N.V.	2,398,673

	SPECIALTY FINANCE - 4.9%
33,673	OneMain Holdings, Inc.	2,088,736
24,148	Synchrony Financial	1,868,089
		3,956,825

MONARCH VOLUME FACTOR DIVIDEND TREE INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	TECHNOLOGY HARDWARE - 4.8%
13,941	Dell Technologies, Inc., Class C	$ 1,859,032
5,622	InterDigital, Inc.	2,011,271
		3,870,303
	TRANSPORTATION & LOGISTICS - 7.8%
155,072	DHT Holdings, Inc.	2,020,588
7,830	FedEx Corporation	2,158,574
40,351	International Seaways, Inc.	2,137,392
		6,316,554

	TOTAL COMMON STOCKS (Cost $75,829,421)	80,878,954

	TOTAL INVESTMENTS - 99.4% (Cost $75,829,421)	$ 80,878,954
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%	449,577
	NET ASSETS - 100.0%	$ 81,328,531

Ltd. – Limited
N.V. - Naamloze Vennootschap
PLC – Public Limited Company

MONARCH VOLUME FACTOR GLOBAL UNCONSTRAINED INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.0%
	EQUITY - 100.0%
1,059,569	AdvisorShares Pure US Cannabis ETF(a)	$ 3,687,300
210,601	Amplify Junior Silver Miners ETF	5,494,580
84,421	ARK Blockchain & Fintech Innovation ETF(a)	4,185,593
161,734	ARK Genomic Revolution ETF(a)	5,044,483
55,011	ARK Innovation ETF(a)	4,383,276
180,412	Columbia Emerging Markets Consumer ETF	4,903,508
29,319	First Trust US Equity Opportunities ETF	4,743,228
80,163	Global X Copper Miners ETF	5,154,481
69,674	Global X Silver Miners ETF	5,410,883
102,849	Global X Uranium ETF	4,657,003
182,327	Invesco WilderHill Clean Energy ETF	5,770,650
65,106	iShares Core MSCI Pacific ETF	4,864,069
103,701	iShares Future AI & Tech ETF(a)	4,930,983
31,947	iShares Micro-Cap ETF	5,027,180
17,352	iShares Semiconductor ETF	5,149,032
85,866	Roundhill Generative AI & Technology ETF(a)	5,163,981
75,406	Roundhill Magnificent Seven ETF	5,034,105
53,908	SPDR S&P Metals & Mining ETF	5,233,928
14,876	SPDR S&P Semiconductor ETF	4,780,254
198,546	Sprott Junior Uranium Miners ETF	5,142,341
94,810	Sprott Uranium Miners ETF	5,270,488
68,221	VanEck Vectors Rare Earth/Strategic Metals ETF	5,103,613
14,423	VanEck Vectors Semiconductor ETF(a)	5,080,934
34,362	VanEck Vectors Uranium+Nuclear Energy ETF	4,466,373
		118,682,266

	TOTAL EXCHANGE-TRADED FUNDS (Cost $119,718,859)	118,682,266

	TOTAL INVESTMENTS - 100.0% (Cost $119,718,859)	$ 118,682,266
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	36,309
	NET ASSETS - 100.0%	$ 118,718,575

ETF – Exchange Traded Fund
SPDR – Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

MONARCH PROCAP INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.7%
	EQUITY - 60.7%
341,733	Consumer Staples Select Sector SPDR Fund	$ 27,123,348
177,025	Health Care Select Sector SPDR Fund	27,907,991
304,657	Materials Select Sector SPDR Fund	27,236,336
634,299	Real Estate Select Sector SPDR Fund	26,431,239
292,052	Utilities Select Sector SPDR Fund	26,468,673
		135,167,587
	FIXED INCOME - 39.0%
859,106	iShares Core U.S. Aggregate Bond ETF	86,615,067

	TOTAL EXCHANGE-TRADED FUNDS (Cost $214,446,088)	221,782,654

	TOTAL INVESTMENTS - 99.7% (Cost $214,446,088)	$ 221,782,654
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	586,186
	NET ASSETS - 100.0%	$ 222,368,840

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

MONARCH SELECT SUBSECTOR INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.0%
	EQUITY - 100.0%
259,605	Invesco Dynamic Food & Beverage ETF	$ 11,845,933
93,277	Invesco KBW Property & Casualty ETF	11,623,797
231,527	iShares U.S. Healthcare Providers ETF	11,453,641
113,384	iShares U.S. Home Construction ETF	11,781,731
182,726	iShares U.S. Medical Devices ETF	11,760,245
272,227	Real Estate Select Sector SPDR Fund	11,343,699
47,593	SPDR S&P Aerospace & Defense ETF	10,960,192
106,073	SPDR S&P Homebuilders ETF	11,549,228
192,664	SPDR S&P Insurance ETF	11,561,767
125,343	Utilities Select Sector SPDR Fund	11,359,836
		115,240,069

	TOTAL EXCHANGE-TRADED FUNDS (Cost $112,089,839)	115,240,069

	TOTAL INVESTMENTS - 100.0% (Cost $112,089,839)	$ 115,240,069
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	40,227
	NET ASSETS - 100.0%	$ 115,280,296

ETF – Exchange Traded Fund
SPDR – Standard & Poor’s Depositary Receipt